DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2020
DISPOSITIONS
Schedule of properties disposed
During the year ended December 31, 2020, Granite disposed of three properties located in Canada and Spain. The disposed properties consist of the following:

Property	Location	Date disposed	Sale price
201 Patillo Road	Tecumseh, ON	September 14, 2020	$17,000
2032 First Street Louth	St. Catharines, ON	September 14, 2020	6,500
11 Santiago Russinyol Street	Barcelona, Spain	October 23, 2020	7,776
			$31,276
During the year ended December 31, 2019, Granite disposed of 13 properties located in Canada and the United States. The disposed properties consist of the following:

Property	Location	Date disposed	Sale price
3 Walker Drive	Brampton, ON	January 15, 2019	$13,380

Iowa pr o perti e s ( f o ur p rope rt ies):
403 S 8th Street	Montezuma, IA
1951 A Avenue	Victor, IA
408 N Maplewood Avenue	Williamsburg, IA
411 N Maplewood Avenue	Williamsburg, IA	February 25, 2019	22,323
375 Edward Street	Richmond Hill, ON	February 27, 2019	8,050
330 Finchdene Square	Toronto, ON	September 20, 2019	13,150
200 Industrial Parkway	Aurora, ON	November 4, 2019	10,010

Michigan pro p erties (five pr o perties):
1800 Hayes Street	Grand Haven, MI
3501 John F Donnelly Drive	Holland, MI
3601 John F Donnelly Drive	Holland, MI
3575 128th Avenue North	Holland, MI
6151 Bancroft Avenue	Alto, MI	December 4, 2019	38,852
			$105,765